UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sound Energy Partners, Inc.

Address:    200 Greenwich Avenue
            Greenwich, Connecticut 06830

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Slavko Negulic
Title:      Chief Financial Officer
Phone:      (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Greenwich, Connecticut           May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $163,796
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name

1.    028-13524              Southport Energy Plus Master Fund, L.P.

2.    028-13236              Southport Energy Plus Partners, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                    Sound Energy Partners, Inc.
                                                          March 31, 2013
COLUMN 1                         COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (x1000)   PRN AMT PRN CALL DISCRETION     MNGRS  SOLE      SHARED NONE
--------------                --------------      -----      -------   ------- --- ---- ----------     -----  ----      ------ ----
AGNICO EAGLE MINES LTD              COM          008474108     287       7,000 SH       SHARED-DEFINED          7,000
ALPHA NATURAL RESOURCES INC         COM          02076X102   3,707     451,510 SH       SHARED-DEFINED  1     451,510
ALPHA NATURAL RESOURCES INC         COM          02076X102     205      25,000 SH       SHARED-DEFINED         25,000
ALPHA NATURAL RESOURCES INC         COM          02076X102   1,642     200,000     CALL SHARED-DEFINED  1     200,000
AMICUS THERAPEUTICS INC             COM          03152W109   1,239     390,900 SH       SHARED-DEFINED  1     390,900
ANADARKO PETE CORP                  COM          032511107   2,624      30,000 SH       SHARED-DEFINED  1      30,000
APPLE INC                           COM          037833100   2,213       5,000 SH       SHARED-DEFINED  1       5,000
APPLE INC                           COM          037833100     266         600 SH       SHARED-DEFINED            600
BAKER HUGHES INC                    COM          057224107   2,321      50,000 SH       SHARED-DEFINED  1      50,000
BANK OF AMERICA CORPORATION         COM          060505104     792      65,000 SH       SHARED-DEFINED  1      65,000
BODY CENT CORP                      COM          09689U102      94      10,000 SH       SHARED-DEFINED         10,000
CAMERON INTERNATIONAL CORP          COM          13342B105   4,890      75,000 SH       SHARED-DEFINED  1      75,000
COMSTOCK RES INC                  COM NEW        205768203   2,321     142,800 SH       SHARED-DEFINED  1     142,800
COMSTOCK RES INC                  COM NEW        205768203     203      12,500 SH       SHARED-DEFINED         12,500
CONCHO RES INC                      COM          20605P101   2,923      30,000 SH       SHARED-DEFINED  1      30,000
CONTINENTAL RESOURCES INC           COM          212015101   4,347      50,000 SH       SHARED-DEFINED  1      50,000
DEVON ENERGY CORP NEW               COM          25179M103   1,693      30,000 SH       SHARED-DEFINED  1      30,000
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS     G10082140   1,633      60,000 SH       SHARED-DEFINED  1      60,000
ENSCO PLC                       SHS CLASS A      G3157S106     900      15,000 SH       SHARED-DEFINED  1      15,000
EOG RES INC                         COM          26875P101   1,281      10,000 SH       SHARED-DEFINED  1      10,000
GOODRICH PETE CORP                COM NEW        382410405  10,409     665,110 SH       SHARED-DEFINED  1     665,110
GOODRICH PETE CORP                COM NEW        382410405     430      27,500 SH       SHARED-DEFINED         27,500
GOODRICH PETE CORP                COM NEW        382410405   3,130     200,000     CALL SHARED-DEFINED  1     200,000
HALLIBURTON CO                      COM          406216101   5,910     146,257 SH       SHARED-DEFINED  1     146,257
HALLIBURTON CO                      COM          406216101     303       7,500 SH       SHARED-DEFINED          7,500
HALLIBURTON CO                      COM          406216101   8,082     200,000     CALL SHARED-DEFINED  1     200,000
HALLIBURTON CO                      COM          406216101   6,062     150,000     PUT  SHARED-DEFINED  1     150,000
MARKET VECTORS ETF TR         JR GOLD MINERS E   57060U589   1,674     100,000 SH       SHARED-DEFINED  1     100,000
MARKET VECTORS ETF TR         JR GOLD MINERS E   57060U589     670      40,000 SH       SHARED-DEFINED         40,000
NOBLE CORPORATION BAAR           NAMEN -AKT      H5833N103     954      25,000 SH       SHARED-DEFINED  1      25,000
NOBLE CORPORATION BAAR           NAMEN -AKT      H5833N103   5,368     140,700     CALL SHARED-DEFINED  1     140,700
NQ MOBILE INC                 ADR REPSTG CL A    64118U108   1,171     130,000 SH       SHARED-DEFINED  1     130,000
NQ MOBILE INC                 ADR REPSTG CL A    64118U108     270      30,000 SH       SHARED-DEFINED         30,000
OCCIDENTAL PETE CORP DEL            COM          674599105   2,351      30,000 SH       SHARED-DEFINED  1      30,000
OCCIDENTAL PETE CORP DEL            COM          674599105     235       3,000 SH       SHARED-DEFINED          3,000
ROWAN COMPANIES PLC               SHS CL A       G7665A101   5,758     162,830 SH       SHARED-DEFINED  1     162,830
ROWAN COMPANIES PLC               SHS CL A       G7665A101     177       5,000 SH       SHARED-DEFINED          5,000
ROWAN COMPANIES PLC               SHS CL A       G7665A101   5,658     160,000     PUT  SHARED-DEFINED  1     160,000
SCHLUMBERGER LTD                    COM          806857108   1,836      24,520 SH       SHARED-DEFINED  1      24,520
SM ENERGY CO                        COM          78454L100   2,908      49,100 SH       SHARED-DEFINED  1      49,100
SM ENERGY CO                        COM          78454L100     237       4,000 SH       SHARED-DEFINED          4,000
SPDR S&P 500 ETF TR               TR UNIT        78462F103  31,334     200,000     PUT  SHARED-DEFINED  1     200,000
SYNTROLEUM CORP                     COM          871630109     210     532,000 SH       SHARED-DEFINED        532,000
TRANSOCEAN LTD                    REG SHS        H8817H100   5,623     108,210 SH       SHARED-DEFINED  1     108,210
TRANSOCEAN LTD                    REG SHS        H8817H100     260       5,000 SH       SHARED-DEFINED          5,000
TRANSOCEAN LTD                    REG SHS        H8817H100   5,196     100,000     CALL SHARED-DEFINED  1     100,000
TRANSOCEAN LTD                    REG SHS        H8817H100   1,559      30,000     CALL SHARED-DEFINED         30,000
WABASH NATL CORP                    COM          929566107   1,318     129,700 SH       SHARED-DEFINED  1     129,700
WABASH NATL CORP                    COM          929566107     406      40,000 SH       SHARED-DEFINED         40,000
WALTER ENERGY INC                   COM          93317Q105   1,993      69,930 SH       SHARED-DEFINED  1      69,930
WEATHERFORD INTERNATIONAL LT      REG SHS        H27013103   7,284     600,000 SH       SHARED-DEFINED  1     600,000
WEATHERFORD INTERNATIONAL LT      REG SHS        H27013103     243      20,000 SH       SHARED-DEFINED         20,000
WEATHERFORD INTERNATIONAL LT      REG SHS        H27013103   3,035     250,000     PUT  SHARED-DEFINED  1     250,000
WEATHERFORD INTERNATIONAL LT      REG SHS        H27013103   4,856     400,000     CALL SHARED-DEFINED  1     400,000
YAMANA GOLD INC                     COM          98462Y100   1,151      75,000 SH       SHARED-DEFINED  1      75,000
YAMANA GOLD INC                     COM          98462Y100     154      10,000 SH       SHARED-DEFINED         10,000